PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

5. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2021	2022
	US$	US$
Machinery and laboratory equipment	5,252,399	5,293,386
Leasehold improvements	1,152,743	1,055,271
Electronic equipment	1,863,956	1,863,963
Furniture and tools	81,467	29,684
Vehicles	87,680	80,266
Software	371,636	369,698
Total property, equipment and software	8,809,881	8,692,268
Less: accumulated depreciation and amortization	(5,322,264)	(5,909,305)
Net book value	3,487,617	2,782,963

Depreciation and amortization expenses recognized for the years ended December 31, 2020, 2021 and 2022 were US$858,408, US$1,125,032 and US$1,145,995 respectively.